OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
OTHER LIABILITIES
Decommissioning obligation	$ 151.4	$ 150.1
Defined benefit plans	16.8	19.3
Other	63.8	49.8
Total other liabilities	$ 232.0	$ 219.2